CASH AND CASH EQUIVALENTS - Summary of cash and cash equivalents (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Cash and cash equivalents
Cash and cash equivalents	¥ 737,139	$ 106,875	¥ 586,955		¥ 504,108
RMB
Cash and cash equivalents
Cash and cash equivalents	440,557	440,557	238,386	$ 238,386
US$
Cash and cash equivalents
Cash and cash equivalents	¥ 296,582	$ 42,584	¥ 348,569	$ 54,671